Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	$ 836,576,000		$ 732,523,000		$ 700,473,000
Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year			24,687,000		22,993,000
Dispositions			(7,106,000)		(964,000)
Realized and Unrealized Gains			3,319,000		2,658,000
Balances at end of year	18,850,000		20,900,000		24,687,000
Fixed Income Investments [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	239,558,000	[1]	202,939,000	[1]	185,163,000	[1]
Fixed Income Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year			5,535,000	[1]	5,265,000
Dispositions			(5,717,000)		(269,000)
Realized and Unrealized Gains			182,000		539,000
Balances at end of year					5,535,000	[1]
Other Assets [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	37,230,000	[2]	37,482,000	[2]	19,152,000	[2]
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	20,900,000	[2]	19,152,000	[2]	17,728,000
Dispositions	(3,827,000)		(1,389,000)		(695,000)
Realized and Unrealized Gains	1,777,000		3,137,000		2,119,000
Balances at end of year	$ 18,850,000	[2]	$ 20,900,000	[2]	$ 19,152,000	[2]

[1]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[2]	This category consists of venture capital funds.